Label	Element	Value
AdvisorShares Gartman Gold/Yen ETF (Prospectus Summary) | AdvisorShares Gartman Gold/Yen ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ADVISORSHARES GARTMAN GOLD/YEN ETF NYSE Arca Ticker: GYEN
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The AdvisorShares Gartman Gold/Yen ETF (the “Fund”) seeks to provide positive returns by utilizing the Japanese Yen to invest its assets in the gold market.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year ended June 30, 2016, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If these fees and commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve the Fund’s investment objective, the Advisor will invest the Fund’s assets in instruments that provide exposure to the international gold market utilizing the Japanese Yen. This strategy provides an investment vehicle for investors who believe that the value of the Fund’s investments in gold purchased in Japanese Yen will appreciate. Accordingly, in managing the Fund, the Advisor will use the Japanese Yen, obtained synthetically through the sale of either exchange-traded currency futures or “over-the-counter” foreign exchange forward contracts, as the currency in which purchases of gold are made. This “Gold Financed in Yen” investment strategy enables the Advisor to provide an alternate gold investment vehicle that seeks to reduce U.S. dollar exposure.

The Fund will seek to achieve its investment objective by primarily holding exchange-traded Japanese Yen futures, Japanese Yen forward contracts, swaps, cash and cash equivalents and investing up to 25% of the Fund’s total assets in the Subsidiary (as that term is defined below). Through its investment in the Subsidiary, the Fund will obtain long exposure to the international gold market. The Fund may also invest in exchange-traded funds (“ETFs”) and other types of exchange-traded products (collectively with ETFs, “ETPs”). The Advisor will rebalance its positions in the Fund and in the Subsidiary periodically as the value of gold relative to the value of the Japanese Yen fluctuates in international markets.

On a daily basis, the Advisor will evaluate the gold market to determine whether the exchange-traded markets or the over-the-counter markets provide the Fund with optimal investment opportunities. The Advisor will carefully consider the liquidity of the investment, the cost of executing the purchase or sale, and the creditworthiness of the counterparty. Similarly, the Advisor will evaluate the market for the Japanese Yen to achieve the optimal duration at which to finance gold purchases for the Fund. The Advisor will not participate in transactions in Japanese Yen where the maximum duration exceeds ninety days.

In managing the Fund, the Advisor will consider the asset size of the Fund, as well as liquidity conditions in both the gold and currency markets, in an effort to ensure best execution and minimize potential market disruption.

As discussed above, the Advisor seeks to gain additional exposure to gold through its investment in a wholly-owned and controlled subsidiary organized in the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary may not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The purpose of the Fund’s investment in the Subsidiary is to provide the Fund with additional exposure to commodity returns within the limits of the federal tax requirements applicable to investment companies such as the Fund. The Subsidiary’s investments in commodity-linked derivative instruments are subject to limits on leverage imposed by the Investment Company Act of 1940 (the “1940 Act”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Subsidiary.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The Fund will seek to achieve its investment objective by primarily holding exchange-traded Japanese Yen futures, Japanese Yen forward contracts, swaps, cash and cash equivalents and investing up to 25% of the Fund’s total assets in the Subsidiary (as that term is defined below). Through its investment in the Subsidiary, the Fund will obtain long exposure to the international gold market. The Fund may also invest in exchange-traded funds (“ETFs”) and other types of exchange-traded products (collectively with ETFs, “ETPs”). The Advisor will rebalance its positions in the Fund and in the Subsidiary periodically as the value of gold relative to the value of the Japanese Yen fluctuates in international markets.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Commodity Risk. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Counterparty Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements and structured notes, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease.

Currency Risk. The Fund’s exposure to the Japanese Yen subjects the Fund to the risk that the Japanese Yen will increase in value relative to the U.S. dollar, which may cause the dollar value of an investment in the Fund to be affected.

Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivatives, improper valuation, and counterparty risk. To the extent the Fund invests in derivatives to seek to hedge risk or limit leveraged exposure created by other investments, there is no guarantee that such hedging strategies will be effective at managing risk or limiting exposure to leveraged investments. The Fund could lose more than the principal amount invested.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Exchange-Traded Product Risk. The Fund may invest in ETPs. Through its positions in ETPs, the Fund is subject to the risks associated with such ETPs’ investments, or reference assets/benchmark components in the case of ETNs, including the possibility that the value of the securities or instruments held by or linked to an ETP could decrease. An ETP’s lack of liquidity can result in its value being more volatile than the underlying portfolio investment or reference assets/benchmark components. In addition, certain ETPs may hold common portfolio positions, thereby reducing any diversification benefits.

Geographic Investment Risk. To the extent that the Fund has significant investments in a particular country or region, the Fund will be susceptible to loss due to adverse market, political, regulatory, and geographic events affecting that country or region. The Fund has significant investment exposure to the countries and regions listed below.

Asia. While certain Asian economies are exemplars of growth and development others have been and continue to be subject, to some extent, to over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions.

United States. The United States is a significant trading partner of many emerging markets in which the Fund invests. The United States economy has traditionally been considered to be one of the most stable and productive economies in the world. However, the recent financial crisis, declining U.S. imports, new trade regulations, changes in exchange rates, and increasing public debt pose concerns for many of the United States’ trading partners that depend on its historically high levels of consumer spending and foreign investment.

Gold Risk. Through its investments in financial instruments and ETPs, the Fund will have direct and indirect exposure to the international gold market. The price of gold may be affected by a variety of factors, including the global gold supply and demand and investors’ expectations with respect to the rate of inflation. Developments affecting the value of gold may have a significant impact on the Fund. Gold markets have been and will likely continue to be subject to sharp price fluctuations, which may lead to significant price fluctuations in the shares of the Funds. In addition, it is possible that a shareholder may not realize his or her investment because the gold markets have historically experienced extended periods of flat or declining prices, in addition to sharp fluctuations. There is no assurance that gold will maintain its long-term value in terms of purchasing power in the future.

Liquidity Risk. Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Management Risk. The Advisor continuously evaluates the Fund’s holdings, purchases and sales with a view to achieving the Fund’s investment objective. However, the achievement of the stated investment objective cannot be guaranteed over short- or long-term market cycles. The Advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. Price fluctuations may be temporary or may last for extended periods. This volatility may cause the value of your investment in the Fund to decrease.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies (“RICs”), the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”) and must satisfy certain asset diversification requirements. Certain of the Fund’s investments may generate income that is not qualifying income. The Fund intends to hold certain commodity-related investments indirectly through the Subsidiary. The Fund believes that income from the Subsidiary will be qualifying income because it expects that the Subsidiary will make annual distributions of its earnings and profits. However, there can be no certainty in this regard, as the Fund has not sought nor received an opinion of counsel confirming that the Subsidiary’s operations and resulting distributions would produce qualifying income for the Fund. If the Fund were to fail to meet the qualifying income test or asset diversification requirements and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Trading Risk. Shares of the Fund may trade above or below their net asset value (“NAV”). The trading price of the Fund’s shares may deviate significantly from their NAV during periods of market volatility. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. In addition, trading in shares of the Fund may be halted because of market conditions or for reasons that, in the view of the NYSE Arca, Inc. (the “Exchange”), make trading in shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to a number of risks, as described below, that may affect the value of its shares, including the possible loss of money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks, and the Spot Gold, which values the spot price of gold based on each day’s 3 pm London time announced price for an ounce of gold set by five market members of the London Bullion Market Association. Both the bar chart and the table assume the reinvestment of all dividends and distributions. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex

The table also shows how the Fund’s performance compares to the S&P 500 Index, which is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks, and the Spot Gold, which values the spot price of gold based on each day’s 3 pm London time announced price for an ounce of gold set by five market members of the London Bullion Market Association.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Annual Return Caption [Text]	rr_AnnualReturnCaption	Retun
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date total return as of September 30, 2016 was 4.06%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	0.92%	2Q/2015
Lowest Return	-6.99%	3Q/2015

Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.06%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.99%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2015
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
AdvisorShares Gartman Gold/Yen ETF (Prospectus Summary) | AdvisorShares Gartman Gold/Yen ETF | S&P 500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	8.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 11, 2014
AdvisorShares Gartman Gold/Yen ETF (Prospectus Summary) | AdvisorShares Gartman Gold/Yen ETF | Spot Gold - London Bullion Market Association
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Label	rr_AverageAnnualReturnLabel	Spot Gold – London Bullion Market Association (Reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(11.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 11, 2014
AdvisorShares Gartman Gold/Yen ETF (Prospectus Summary) | AdvisorShares Gartman Gold/Yen ETF | AdvisorShares Gartman Gold/Yen ETF
Prospectus [Line Items]	rr_ProspectusLineItems
MANAGEMENT FEES	rr_ManagementFeesOverAssets	0.55%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.68%
TOTAL ANNUAL OPERATING EXPENSES	rr_ExpensesOverAssets	1.23%
FEE WAIVER/EXPENSE REIMBURSEMENT	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[1],[2]
TOTAL ANNUAL OPERATING EXPENSES AFTER FEE WAIVER/EXPENSE REIMBURSEMENT	rr_NetExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	333
5 Years	rr_ExpenseExampleYear05	620
10 Years	rr_ExpenseExampleYear10	$ 1,437
Annual Return 2015	rr_AnnualReturn2015	(11.14%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes Based on NAV
1 Year	rr_AverageAnnualReturnYear01	(11.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 11, 2014
AdvisorShares Gartman Gold/Yen ETF (Prospectus Summary) | AdvisorShares Gartman Gold/Yen ETF | AdvisorShares Gartman Gold/Yen ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(12.02%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.05%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 11, 2014	[3]
AdvisorShares Gartman Gold/Yen ETF (Prospectus Summary) | AdvisorShares Gartman Gold/Yen ETF | AdvisorShares Gartman Gold/Yen ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.84%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.38%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 11, 2014	[3]

[1]	AdvisorShares Investments, LLC (the "Advisor") has contractually agreed to reduce its fees and/or reimburse expenses to keep net expenses (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.65% of the Fund's average daily net assets for at least one year from the date of this Prospectus. The expense limitation agreement may be terminated without payment of any penalty (i) by the Trust for any reason and at any time and (ii) by the Advisor, for any reason, upon ninety (90) days' prior written notice to the Trust, such termination by the Advisor to be effective as of the close of business on the last day of the then-current one-year period.
[2]	The Advisor has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee, if any, paid to the Advisor by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Board.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.